CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash and cash equivalents	$ 3,150	$ 5,206
Restricted bank deposit	388	371
Accounts receivable, net of allowance for doubtful accounts of $8,106 and $14,124 as of December 31, 2024 and 2023, respectively	12,767	13,357
Other current assets	2,153	1,742
Inventories, net	2,521	2,503
Patents held for sale	5,283	5,283
TOTAL CURRENT ASSETS	26,262	28,462
LONG-TERM ASSETS
Property and equipment, net	3,261	2,701
Intangible assets, net	5,638	5,576
Goodwill	7,026	7,026
Other long-term assets	3,737	988
TOTAL LONG-TERM ASSETS	19,662	16,291
TOTAL ASSETS	45,924	44,753
CURRENT LIABILITIES
Accounts payable	878	1,883
Employees and payroll accruals	1,165	1,015
Related parties	0	100
Short- term loans	423	792
Accrued expenses and other liabilities	470	485
Short- term operating lease liabilities	445	401
Deferred revenues	366	726
TOTAL CURRENT LIABILITIES	3,747	5,402
LONG-TERM LIABILITIES
Long-term loans	29,748	33,952
Other long-term liabilities	732	583
TOTAL LONG TERM LIABILITIES	30,480	34,535
TOTAL LIABILITIES	34,227	39,937
Commitments and contingent liabilities
SHAREHOLDERS' EQUITY
Ordinary shares, NIS 50 par value - authorized 5,000,000 shares, 2,172,855 and 664,553 shares issued and outstanding at December 31, 2024 and 2023, respectively	29,238	9,094
Additional paid-in capital	88,746	102,670
Accumulated deficit	(106,287)	(106,948)
Total shareholders' equity	11,697	4,816
Total liabilities and shareholders' equity	$ 45,924	$ 44,753